Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrant Liabilities Abstract
Schedule of key inputs into the binominal pricing model
	March 31, 2023	December 31, 2022
Input
Share price	$1.62	$1.54
Risk-free interest rate	3.75%	4.16%
Volatility	51.46%	52.19%
Exercise price	$11.50	$11.50
Warrant remaining life	3.38 years	4.9 years

	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$11.50	$11.50
Warrant remaining life	4.9 years	5 years